Pensions and other post-retirement benefits - Sensitivity analysis and actuarial assumptions (Details) $ in Millions	Dec. 31, 2018 USD ($)
Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2018, Increase	$ (337)
Effect on pension and other post-retirement benefit expense in 2018, Decrease	295
Effect on pension and other post-retirement benefit obligation at 31, December 2017, Increase	(6,179)
Effect on pension and other post-retirement benefit obligation at 31 December 2017, Decrease	8,153
Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2018, Increase	227
Effect on pension and other post-retirement benefit expense in 2018, Decrease	(187)
Effect on pension and other post-retirement benefit obligation at 31, December 2017, Increase	4,919
Effect on pension and other post-retirement benefit obligation at 31 December 2017, Decrease	(4,225)
Salary growth
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2018, Increase	64
Effect on pension and other post-retirement benefit expense in 2018, Decrease	(55)
Effect on pension and other post-retirement benefit obligation at 31, December 2017, Increase	653
Effect on pension and other post-retirement benefit obligation at 31 December 2017, Decrease	$ (595)